CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Cost of revenue including related party costs	$ 177,076	$ 129,629	$ 90,315